Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	R$ 581	R$ 271
Due [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	576	269
Overdue Less than 30 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	4	1
Overdue Less than 60 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables
Overdue Less than 90 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables
> 90 days [Member]
Trade Receivables (Details) - Schedule of trade receivables by their gross amount by maturity period [Line Items]
Trade receivables	R$ 1	R$ 1